Securitisation, covered bonds and other transferred assets (Details) $ in Millions	Sep. 30, 2021 AUD ($) item	Sep. 30, 2020 AUD ($) item
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	$ 92,516	$ 88,410
Carrying amount of associated liabilities	72,273	71,814
Fair value of transferred assets	5,035	8,072
Fair value of associated liabilities	5,044	7,994
Net fair value position	(9)	78
Securitisation
Securitisation, covered bonds and other transferred assets
Undrawn funding and liquidity facilities	435	492
Carrying amount of transferred assets	5,016	8,029
Carrying amount of associated liabilities	5,000	8,000
Fair value of transferred assets	5,035	8,072
Fair value of associated liabilities	5,044	7,994
Net fair value position	$ (9)	$ 78
Covered bonds
Securitisation, covered bonds and other transferred assets
Number of covered bond programs | item	2	2
Carrying amount of transferred assets	$ 35,287	$ 43,654
Carrying amount of associated liabilities	31,374	36,051
Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	52,213	36,727
Carrying amount of associated liabilities	35,899	27,763
Parent Entity
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	220,095	215,076
Carrying amount of associated liabilities	202,752	200,689
Fair value of transferred assets	142,891	141,991
Fair value of associated liabilities	148,574	138,870
Net fair value position	(5,683)	3,121
Parent Entity | Securitisation
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	142,724	141,660
Carrying amount of associated liabilities	142,172	141,000
Fair value of transferred assets	142,891	141,991
Fair value of associated liabilities	148,574	138,870
Net fair value position	(5,683)	3,121
Parent Entity | Covered bonds
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	28,109	36,689
Carrying amount of associated liabilities	27,234	31,926
Parent Entity | Repurchase agreements
Securitisation, covered bonds and other transferred assets
Carrying amount of transferred assets	49,262	36,727
Carrying amount of associated liabilities	$ 33,346	$ 27,763